Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	$ 18,105	$ 18,044
Total financial liabilities	6,523	6,893
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	42	56
Level 1 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	0	0
Level 2 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	42	56
Level 3 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	0	0
Cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	1,578	1,897
Cash equivalents | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	1,578	1,626
Cash equivalents | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	271
Cash equivalents | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Investments in equity instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	25	19
Investments in equity instruments | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Investments in equity instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Investments in equity instruments | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	25	19
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	166	132
Derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	166	132
Derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Investments in marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	2,047	1,501
Investments in marketable securities | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	577	1,189
Investments in marketable securities | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	1,470	312
Investments in marketable securities | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	$ 0	$ 0